Commitments and contingent liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications, joint venture	$ 74,000	$ 60,000
Invested in reverse repurchase agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash collateral invested in indemnified repurchase agreements	65,000	59,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	49,443	52,581
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	1,659	1,641
Off-balance sheet credit risks participations	111	192
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	78	24
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	$ 666,395	$ 544,601